Changes in equity and earnings per share (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of Changes in Issued Capital and Treasury Shares
The tables below summarize the changes in issued capital and treasury shares during the first six months of 2020:

Issued capital	Issued capital
	Million shares	Million US dollar
At the end of the previous year	2 019	1 736
Changes during the period	—	—

	2 019	1 736

Of which:
Ordinary shares	1 693
Restricted shares	326

Treasury shares	Treasury shares		Result on the use of treasury shares
	Million shares	Million US dollar	Million US dollar
At the end of the previous year	59.9	(6 270)	(2 556)
Changes during the period	(11.8)	1 236	(897)

	48.1	(5 034)	(3 453)

Summary of Changes in Other Comprehensive Income Reserves
The changes in the other comprehensive income reserves are as follows:

Million US dollar	Translation Reserves	Hedging reserves	Post- employment benefits	Total OCI Reserves
As per 1 January 2020	(19 936)	397	(1 740)	(21 279)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	(12 293)	—	—	(12 293)
Cash flow hedges	—	(138)	—	(138)
Cash flow hedges and cumulative translation adjustments in relation to Australia divestiture reclassified to profit ot loss	(645)	219	—	(426)
Re-measurements of post-employment benefits	—	—	(1)	(1)

Total comprehensive income	(12 938)	81	(1)	(12 858)

As per 30 June 2020	(32 874)	478	(1 741)	(34 137)
The increase in translation reserves is primarily related to the combined effect of the weakening of the closing rates of the Mexican pesos, the South African rand, the Colombian pesos and the Brazilian real, which resulted in a foreign exchange translation adjustment of 12 293m US dollar as of 30 June 2020 (decrease of equity).

Million US dollar	Translation Reserves	Hedging reserves	Post- employment benefits	Total OCI Reserves
As per 1 January 2019	(21 079)	494	(1 567)	(22 152)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	1 719	—	—	1 719
Cash flow hedges	—	(134)	—	(134)
Re-measurements of post-employment benefits	—	—	(37)	(37)

Total comprehensive income	1 719	(134)	(37)	1 548

As per 30 June 2019	(19 360)	360	(1 604)	(20 604)

Summary of Basic and Diluted Earnings Per Share
The calculation of basic earnings per share for the
six-month
period ended 30 June 2020 is based on the profit attributable to equity holders of AB InBev of (1 900)m US dollar (30 June 2019: 6 055m US dollar) and a weighted average number of ordinary and restricted shares outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2020	2019
Issued ordinary and restricted shares at 1 January, net of treasury shares	1 959	1 957
Effect of stock lending	30	22
Effect of delivery of treasury shares	6	1

Weighted average number of ordinary and restricted shares at 30 June	1 995	1 980

The calculation of diluted earnings per share for the year ended 30 June 2020 is based on the profit attributable to equity holders of AB InBev of (1 900)m US dollar (30 June 2019: 6 055m US dollar) and the weighted average number of ordinary and restricted shares (diluted) outstanding (including deferred share instruments and stock lending) at the end of the period, calculated as follows:

Million shares	2020	2019
Weighted average number of ordinary and restricted shares at 30 June	1 995	1 980
Effect of share options, warrants and restricted stock units 1	39	31

Weighted average number of ordinary and restricted shares (diluted) at 30 June	2 034	2 011

The calculation of earnings per share before exceptional items and discontinued operations is based on the profit from continuing operations attributable to equity holders of AB InBev. A reconciliation of the profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev to the profit attributable to equity holders of AB InBev is calculated as follows:

For the six-month period ended 30 June Million US dollar	2020	2019 restated
Profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev	76	4 714
Exceptional items, before taxes (refer to Note 7)	(2 796)	(103)
Exceptional finance income/(cost), before taxes (refer to Note 8)	(1 388)	1 201
Exceptional taxes (refer to Note 7)	107	(5)
Exceptional non-controlling interest (refer to Note 7)	46	12
Profit from discontinued operations	2 055	236

Profit attributable to equity holders of AB InBev	(1 900)	6 055

The calculation of the Underlying EPS is based on the profit before exceptional items, discontinued operations, mark-to-market
gains/losses and hyperinflation impacts attributable to equity holders of AB InBev. A reconciliation of the profit before exceptional items, discontinued operations, mark-to-market
gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev to the profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev, is calculated as follows
:

For the six-month period ended 30 June Million US dollar	2020	2019 restated
Profit before exceptional items, discontinued operations, mark-to-market gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev	1 805	3 593
Mark-to-market (losses)/gains on certain derivatives related to the hedging of share-based payment programs (refer to Note 8)	(1 724)	1 124
Hyperinflation impacts	(5)	(3)

Profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev	76	4 714

1
In accordance with the guidance provided by IAS 33
Earnings per Share
, for the 2020 calculation of Diluted EPS from continuing and discontinued operations
 a
nd Diluted EPS from continuing operations these share options are anti-dilutive and have been disregarded
.

Summary of Calculation of EPS
The table below sets out the EPS calculation:

For the six-month period ended 30 June Million US dollar	2020	2019 restated
Profit attributable to equity holders of AB InBev	(1 900)	6 055
Weighted average number of ordinary and restricted shares	1 995	1 980
Basic EPS from continuing and discontinued operations	(0.95)	3.06
Profit from continuing operations attributable to equity holders of AB InBev	(3 955)	5 819
Weighted average number of ordinary and restricted shares	1 995	1 980
Basic EPS from continuing operations	(1.98)	2.94
Profit from continuing operations before exceptional items and discontinued operations, attributable to equity holders of AB InBev	76	4 714
Weighted average number of ordinary and restricted shares	1 995	1 980
Basic EPS from continuing operations before exceptional items	0.04	2.38
Profit before exceptional items, discontinued operations, mark-to-market gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev	1 805	3 593
Weighted average number of ordinary and restricted shares	1 995	1 980
Underlying EPS	0.90	1.81
Profit attributable to equity holders of AB InBev	(1 900)	6 055
Weighted average number of ordinary and restricted shares (diluted) 1	1 995	2 011
Diluted EPS from continuing and discontinued operations	(0.95)	3.01
Profit from continuing operations attributable to equity holders of AB InBev	(3 955)	5 819
Weighted average number of ordinary and restricted shares (diluted) 1	1 995	2 011
Diluted EPS from continuing operations	(1.98)	2.89
Profit from continuing operations before exceptional items and discontinued operations, attributable to equity holders of AB InBev	76	4 714
Weighted average number of ordinary and restricted shares (diluted)	2 034	2 011
Diluted EPS from continuing operations before exceptional items	0.04	2.34

1
In accordance with the guidance provided by IAS 33
Earnings per Share
, for the 2020 calculation of Diluted EPS from continuing and discontinued operations and Diluted EPS from continuing operations these share options are anti-dilutive and have been disregarded
.